Summary Prospectus

Class E Shares : AMREX

Effective November 30, 2020

American Growth Fund, Inc.
1636 Logan Street
Denver, Colorado 80203

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at 800-525-2406, optin@americangrowthfund.com, or by contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 800-525-2406, optout@americangrowthfund.com, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all American Growth Fund, Inc. funds held directly or to all funds held through your financial intermediary, as applicable.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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Table of Contents

Account Minimum, 25
Chief Compliance Officer, 22
Distribution Arrangements, 26
Dividends and Distributions, 25
Fee Table, 3
Financial Highlights, 26
Frequent Purchases and Redemptions of Fund
Shares, 25
How does the Fund implement its principal
investment objective, 10
How is the Fund managed, 22
How to Redeem Shares, 24
Investment Objectives, Principal Investment
Strategies, Related Risks, and Disclosure of
Portfolio Holdings, 10
Investment Objectives/Goals, 3
Management, Organization, and Capital Structure,
21
Payments to Broker-Dealers and Other Financial
Intermediaries, 9
Portfolio Holdings, 20
Portfolio Manager, 9, 22

Portfolio Turnover, 4
Pricing of Fund Shares, 22
Principal Investment Strategy, 4
Principal risks of investing in the Fund, 5
Proxy Voting, 27
Purchase and Sale of Fund Shares, 9
Purchase of Fund Shares, 23
Retirement Plans, 24
Risk Return Summary, 3
Risk/Return Bar Chart and Table, 8
Risks presented by the Fund’s Investing in
Companies Involved in the Legal Cannabis
Business, 12
Sales Charges, 26
Shareholder Information, 22
Special Services Available when Purchasing Fund
Shares, 23
Tax Consequences, 9
The Investment Adviser, 9, 21
Understanding the Financial Highlights, 27
What is the Fund’s investment objective, 10

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Risk/Return Summary Investment Objectives/Goals

The Fund’s primary objective is growth of capital. Income is a secondary investment objective.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund. More information about these breakpoints can be found under “Distribution Arrangements” on page 26 of this prospectus.

Class E
SHAREHOLDER FEES: (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering	5.75%
price)
Maximum deferred sales charge (load) as a percentage of original purchase price	1%
or redemption proceeds, whichever is lower (a)
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption Fees	None
Exchange Fee	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment) ended July 31, 2020:

Management Fees	1.00)%
Distribution and Service (12b-1) fees	0.30%
Other Expenses	11.49)%
Acquired Fund fees and expenses (b)	0.01%
Total Annual Fund Operating Expenses before fee waiver (c)	12.80)%
Fee Waiver (d)	(1.00)%
Total Annual Fund Operating Expenses after fee waiver (e)	11.80)%

(a) Purchases of $1,000,000 or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

(b) The acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

(c) The Total Annual Fund Operating Expenses before fee waiver may not correlate to the ratio of expenses to average net assets in the Financial Highlights Table below, which do not include acquired fund fees and expenses.

(d) Fee Waiver Agreement was executed August 1, 2019 and ends November 30, 2021. It may not be modified or terminated prior to such date without the consent of the board.

(e) The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets in the Financial Highlights Table below, which do not include acquired fund fees and expenses and fee waiver which became effective August 1, 2019.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Class E	$1,649		$3,584	$5,264	$8,562
You would pay the following expenses if you did not redeem your shares:
Class E	$1,649		$3,584	$5,264	$8,562

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The one-year expense calculation includes the fee waiver (as stated above). If the fee waiver remains in effect past July 31, 2020, the 3-year, 5-year and 10-year expenses may be lower.

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Portfolio Turnover

The American Growth Cannabis Fund (the “Fund”) pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended July 31, 2020, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategy

Investment Research Corporation (the "Adviser") manages the Fund by searching for companies/investments with growth potential that could show faster growth than markets indexes. The Adviser also looks for securities that are considered undervalued or out of favor with investors or are expected to increase in price over time. We use a consistent approach to build the Fund’s security portfolio which is made up primarily of common stocks involved in the legal cannabis and hemp businesses. The Fund will concentrate (i.e., invest more than 25% of its total assets) in the securities of issuers in the Pharmaceuticals, Botanical Medical Chemical and Biotechnology Industry Group. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded equity securities of companies engaged in legal cannabis and hemp related businesses. The Fund considers a company to be engaged in the legal cannabis and hemp business if the company derives at least 50% of its revenue from the legal cannabis and hemp industries. As of the date of this Prospectus, the Fund’s holdings do not include companies that grow or distribute cannabis within the United States. The Fund may invest in companies that are listed on exchanges in countries where cannabis is legal, but which have operations in the United States. These companies only supply products and/or perform activities that are legal under applicable national and local laws, including U.S. federal and state laws.

The legal cannabis industry is composed of the following areas: (i) the legal production, growth and distribution of hemp, as well as extracts, derivative products or synthetic versions thereof; (ii) financial services (insurance offerings, property leasing, financing, capital markets activity and investments) provided to companies involved in the production, growth and distribution of cannabis; (iii) pharmaceutical applications of cannabis; (iv) cannabidiol (better known as CBD) and cannabis oil products, edibles, topicals, drinks and other products; and (v) products that may be used to consume cannabis.

The cannabis plant contains more than 100 different chemicals called cannabinoids. Each one has a different effect on the body. Some possible uses for cannabis related medicine may include treatments for Alzheimer’s disease, epilepsy, mental health conditions like PTSD and nausea to name a few. Some examples of the types of companies we may invest in are:

*	Pharmaceutical companies primarily engaged in the research, development, marketing and/or distribution of cannabis related drugs.
*	Botanical Medical Chemical companies primarily engaged in manufacturing cannabis bulk organic and inorganic medicinal chemicals and their derivatives and processing (grading, grinding, and milling) bulk botanical drugs.
*	Biotechnology companies engaged in the exploitation of cannabis biological processes for industrial and other purposes, especially the genetic manipulation of microorganisms for the production of antibiotics, hormones, etc.

“Hemp” refers to cannabis plants with a delta-9 tetrahydrocannabinol ("THC") concentration of not more than 0.3 percent on a dry weight basis, as well as derivatives thereof, whereas "marijuana" refers to all other cannabis plants and derivatives thereof. Hemp can be grown as a renewable source for raw materials that can be incorporated into thousands of products. Its seeds and flowers are used in health foods, organic body care, and other nutraceuticals. The fibers and stalks are used in hemp clothing, construction materials, paper, biofuel, plastic composites, and more. Many CBD oil products are extracted from hemp, rather than other members of the cannabis family, as CBD dominates the plant’s makeup. The Fund’s equity investments will consist only of exchange traded equity securities of companies that are engaged in legal activities under applicable national and local laws, including U.S. federal and state laws. The Fund will not invest in companies that violate anti-money laundering as defined by various laws. The Fund will only invest in companies that list their securities on exchanges that require the companies’ compliance with all laws, rules and regulations applicable to their business, including U.S. federal and state laws.

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These companies may be domestic or foreign entities and are engaged in the legal cannabis and hemp business under national and local laws, including U.S. federal and state law, as applicable. The fund may have exposure to emerging market issuers. In addition to the principal investment strategy, the Fund may also invest in securities convertible into common stock in companies involved in the legal cannabis and hemp business. These securities may be issued by large companies and also small and mid-sized companies, micro-cap companies as well as REITs. Income through dividend payments is a secondary objective. Income also becomes a Fund objective when it is in a temporary, defensive position.

The Fund may invest in securities of other investment companies, including exchange-traded funds, to obtain desired exposures.

There are several reasons that could cause the Adviser to sell all, or a portion of, a position of the Fund’s portfolio holdings. These reasons include, in the Adviser’s opinion, one or more of the following occurs: (i) the company no longer meets the investment criteria defined above; (ii) a particular security has achieved the Adviser’s investment expectations; (iii) the reason(s) for maintaining the position are no longer valid; (iv) the Adviser’s view of the business fundamentals or management of the underlying company changes; (v) a more attractive investment opportunity is found; (vi) general market conditions trigger a change in the Adviser’s assessment criteria; (vii) for other portfolio management reasons; or (viii) the Fund requires cash to meet redemption requests.

Principal risks of investing in the Fund

The primary risks of investing in the Fund are:

*	The American Growth Cannabis Fund concentrates its investments in the Pharmaceuticals,
Botanical Medical Chemical and Biotechnology Industry Group and is subject to the risks associated with those industries. The value of the Fund’s shares will be affected by factors particular to the Pharmaceuticals, Botanical Medical Chemical and Biotechnology Industry Group
and related sectors (such as government regulation) and may fluctuate more widely than that of a typical diversified fund.
*	General Risk - All investments are subject to inherent risk. Markets can trade in random or cyclical price patterns and prices can fall over time. The value of the American Growth Cannabis Fund can fluctuate as markets fluctuate over long and short periods of time.
*	Market Risk - the value of an investment may fluctuate. Overall market risks may affect the value of the Fund. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
*	Political, Economic and Regulatory Risk - Changes in economic and tax policies, high inflation rates, government instability, and other political or economic actions or factors that may have an adverse effect on the American Growth Cannabis Fund.
*	Cannabis Industry Risk – The cannabis industry is a very young, fast evolving industry with increased exposure to rule changes, changes in laws, heightened enforcement of existing laws, increasing regulations, increasing competition which may cause businesses to suddenly close or businesses to shrink as well as the possibility that a company currently operating legally may suddenly find itself exposed to illegal activities. Any company’s failure to comply with any regulatory requirements or any failure to maintain any permits/licenses could have a material adverse impact on the value of the Fund. Local, state and federal cannabis laws and regulations are constantly changing and they are subject to evolving interpretations, which could require companies in which the Fund has invested to incur substantial costs associated with compliance or to alter one or more of their service/product offerings. Cannabis remains illegal under United
States federal law and a change in federal enforcement practices could significantly and negatively affect the value of the Fund.
Any change in law or interpretation could have a material adverse impact on the value of the
Fund.
There remains the risk of federal criminal prosecution of those in the medical or adult use cannabis business, which could have a negative impact on the value of the Fund.
The Rohrabacher–Farr amendment (also known as the Rohrabacher–Blumenauer amendment) is legislation prohibiting the Justice Department from spending funds to interfere with the

Prospectus Page 5

implementation of state medical cannabis laws. The amendment does not change the legal status of cannabis. The Rohrabacher-Farr amendment is currently effective until September 30, 2020 and must be renewed each year in order to remain in effect. Until that protection becomes a permanent law or if the amendment is not renewed in the future, the federal government’s enforcement of current federal laws could cause significant financial risk to the Fund.
*	Hemp-Related Risks – The FDA considers CBD a drug and that ingestible products cannot be sold with CBD in them unless and until they receive regulatory approval, there is regulatory and financial risk to any company selling such products and, thus, to the Fund’s investment in those companies.
The FDA is focusing only on sending cease and desist letters to date regarding the marketing of
CBD products, there is a risk that the FDA changes it position and seeks to further enforce the
FD&C Act in a manner that has not been done to date regarding cannabis-infused products.
The 2014 Farm Bill, as well as most of the state analogs, contemplate the growth and cultivation of industrial hemp, not the commercial sale or distribution of hemp or hemp products. It is unclear whether companies in which the Fund invests are subject to the 2014 Farm Bill, as well as the state analogs if they were to start selling hemp-based CBD-infused products before implementation of the 2018 Farm Bill.
*	Cannabis and Hemp Risks - Businesses involved in the medical and adult use cannabis industries
(and to some degree those in the hemp and hemp-derived product industry) continue to have trouble establishing and maintaining banking relationships. An inability to open and maintain bank accounts may make it difficult to do business with cannabis and hemp companies in the United
States, which could adversely impact the value of the Fund.
Companies involved in the cannabis industry also face intense competition, may have substantial burdens on company resources due to litigation, as well as complaints or enforcement actions, all of which could adversely impact the value of the Fund.
*	Emerging Market Risk - Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.
*	Industry and Security Risk - the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond. The Fund may have significant holdings in certain industries and thus may be more susceptible to volatility in those industries, and thus more susceptible to losses.
*	Management and Selection Risk — The risk that the securities selected by the Fund’s management may underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.
*	Large Cap Company Risk - slower response to competitors, technology and consumer tastes and slower growth rates during periods of economic expansion.
*	Mid Cap Risk - mid cap stocks tend to have a greater exposure to market fluctuations and failure.

*	Small Cap Risk - small cap stocks tend to have a high exposure to market fluctuations and failure.

*	Micro Cap Risk - low-priced stocks issued by the smallest of companies. Many microcap companies do not file financial reports with the SEC, so it's hard for investors to get the facts about the company's management, products, services, and finances. Microcap stocks historically have been more volatile and less liquid than the stock of larger companies.
*	REITs Risk - REITs may be subject to certain risks associated with the direct ownership of real property including declines in the value of real estate, risks related to general and local economic conditions, over building and increased competition, increase in property taxes and operating expenses, and variations in rental income.

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*	Exchange-Traded Funds (“ETFs”) Risk - The Fund is subject to the risks associated with the securities or other investments in which the ETFs invest. The Fund’s shareholders will indirectly bear fees and expenses paid by the ETFs in which it invests, in addition to the Fund’s direct fees and expenses. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective.
*	Investments in Other Investment Companies Risk - the Fund’s investments in other investment companies will be subject to the risks of the other investment companies’ portfolio securities and the Fund will bear indirectly the fees and expenses of the other investment companies in which it invests.
*	New Issuer Risk - New Issuers have been in the business less than 3 years, may face increased pressures from established companies, new unseasoned management, may be more volatile and may offer less liquidity then larger companies.
*	Pharmaceutical Company Risk. Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.
*	Recent Market Conditions - An outbreak of respiratory disease caused by a novel coronavirus
(COVID-19) was first detected in China in late 2019 and subsequently spread globally. As of the date of this Prospectus, the impact of the outbreak has been rapidly evolving, and cases of the virus have continued to be identified in most developed and emerging countries throughout the world. The transmission of COVID-19 and efforts to contain its spread have resulted in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, international, national and local border closings, extended quarantines and stay-at-home orders, event cancellations, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, as well as general concern and uncertainty that has negatively affected the global economy. These circumstances are evolving, and further developments could result in additional disruptions and uncertainty. These impacts also have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of the COVID-19 pandemic may last for an extended period of time and could result in a substantial economic downturn or recession, which may have a material adverse effect on the performance and financial condition of the securities in which the
Fund invests, and on the overall performance of the Fund.
*	Liquidity Risk - American Growth Cannabis Fund may face increased liquidity risk which is the risk that a given security or asset may not be readily marketable.
*	Convertible Security Risk - risk of loss of principal before maturity.

*	Foreign Investment Risk - The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American
Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). Unsponsored ADRs and
GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
*	Risks Related to Investing in Canada - Because some of the investments of the Fund may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by other countries or changes in the other countries’ economies may cause a significant impact on the Canadian economy. In

Prospectus Page 7

particular, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China.
*	Portfolio Turnover Risk - High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to the Fund, which may result in higher fund expenses and lower total return.
*	Cybersecurity Risk - Cybersecurity incidents may allow an unauthorized party to gain access to
Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-
custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.
*	Health Care Industry Concentration(American Growth Cannabis Fund) -The health care sector is subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by product liability claims, rapid obsolescence, and patent expirations.
*	Early Close/Trading Halt Risk - An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Loss of some or all of the money you invest is a risk of investing in the American Growth Cannabis Fund. Because of the nature of the Fund, you should consider the investment to be a long-term investment that typically provides the best results when held for a number of years.

Please see the Statement of Additional Information for further discussion of risks.

Risk/Return Bar Chart and Table*

The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual returns for Class E shares for 1 year, 5 year and since inception (February 23, 2011) of the American Growth Cannabis Fund compared to those of the Standard and Poor’s 500 Index total return. Past performance, before and after taxes, is not predictive of future performance. Sales load and account fees are not reflected in the bar chart. If the sales load and account fees were included, the returns would be less than those that are shown. On June 5, 2020, the Fund changed its investment strategy. The following chart does not reflect the new investment strategy and may not be indicative of the current portfolio. Updated performance information for the Fund is available at the Fund’s web site (www.americangrowthfund.com) or toll-free telephone number (800) 525-2406.

Prospectus Page 8

* The Fund’s performance includes pre-cannabis periods of performance during which the Fund was not pursuing an investment strategy primarily focused on cannabis-related investments.

Best calendar quarter ended 12/17: 25.88%. Worst calendar quarter ended 12/18: -22.47%. Year to date performance for the period ended 09/30/2020 was -0.93%.

Average annual total returns			Since Inception**
for the periods ended	One Year	Five Year**
December 31, 2019			(02/23/2011)
Class E Return before taxes*	-9.09%	-10.16%	-4.37%
Class E Return after taxes on
Distributions	-9.09%	-12.97%	-6.08%
Class E Return after taxes on
Distributions and Sale of Fund	-6.47%	5.19%	1.10%
Shares
Standard and Poor’s 500
Index (reflects no deduction	31.49%	11.70%	12.90%
for fees, expenses, or taxes)

*Assumes redemption at end of time period.

** For the periods shown prior July 29, 2016, the Fund returns reflect the Fund's performance prior to the change in the Fund's investment strategy to focus on the cannabis business.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts; After-tax returns are shown for only Class E and after-tax returns for other Classes will vary.

The Investment Adviser

The investment adviser is Investment Research Corporation. The Investment Adviser and Underwriter are under common ownership and share many of the same employees.

Portfolio Manager

The Fund is managed by an Investment Advisory Committee made up of Timothy Taggart, the Advisor’s President and the Fund´s President, and Robert Fleck, an employee of the Adviser, who has both acted in this capacity since April of 2011.

Purchase and Sale of Fund Shares

When purchasing Fund shares there is no minimum initial or subsequent amount required. You can purchase and sell your shares on any business day through your financial adviser, by mail by writing to: American Growth Fund, 1636 Logan Street, Denver, CO, 80203, by wire if the purchase or sale is over $1,000 or by calling 800-525-2406 if the purchase or sale is $5,000 or less. For more information please visit www.agfseries2.com.

Tax Consequences

Distributions from the Fund’s long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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